PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.7%
Municipal Bonds 91.6%
Alabama 5.6%
Baldwin Cnty. Indl. Dev. Auth. Rev., Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	250	$255,310
Black Belt Energy Gas Dist. Rev., Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500(cc)	06/01/49	1,000	1,059,233
Southeast Energy Auth. Cooperative Dist. Rev., Series D	5.000	09/01/35	500	548,200
				1,862,743
Arkansas 1.7%
Arkansas Dev. Fin. Auth. Rev., Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	550	551,645
Colorado 1.5%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg., AG	4.250	12/01/54	500	484,473
Connecticut 0.8%
Connecticut St. Higher Ed. Supplement Loan Auth. Rev., Chesla Loan Prog., Series B-1, AMT	5.250	11/15/35	250	277,611
District of Columbia 4.5%
Dist. of Columbia, Series D, GO	5.000	06/01/41	965	978,970
Dist. of Columbia Rev., KIPP DC Issue, Series A, Rfdg.	5.000	07/01/26	100	101,041
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Series A, Rfdg., AMT	5.000	10/01/34	360	401,686
				1,481,697
Florida 7.1%
Capital Tr. Agcy. Rev., Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.036(t)	07/01/61	6,500	554,636
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	500	504,600
Mater Academy Proj., Series A	5.000	06/15/29	120	122,765
River City Science Academy Proj., Series B, Rfdg.	5.000	07/01/31	290	303,229

Vlg. CDD No. 13, 2021 Spl. Assmt., Phase III	3.250	05/01/52	1,200	883,951
				2,369,181
Georgia 1.3%
Main Street Natural Gas, Inc. Rev., Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	400	431,618
Illinois 7.3%
Chicago Board of Ed., Series B, Rfdg.	5.250	12/01/27	325	329,745
Chicago O’Hare Int’l. Arpt. Rev., Series C, Rfdg., AMT	5.250	01/01/41	500	547,102
Illinois Fin. Auth. Rev., Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/29	175	184,706

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St. Toll Hwy. Auth. Rev., Toll Hwy., Sr. Rev., Series B	5.000%	01/01/45	1,000	$1,032,712
State of Illinois Sales Tax. Rev., Jr. Series B(hh)	5.000	06/15/40	300	327,536
				2,421,801
Iowa 0.6%
Lowa Student Loan Liquidity Corp. Rev., Sr. Series B, AMT	5.000	12/01/35	180	195,220
Kentucky 4.8%
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,000	1,083,345
Series B	5.000	12/01/33	500	522,344
				1,605,689
Louisiana 1.5%
Parish of St. James Rev., Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	500	499,311
Michigan 2.9%
Michigan Fin. Auth. Rev., Bronson Healthcare Grp., Series B, Rmkt. (Mandatory put date 11/16/26)	5.000(cc)	11/15/44	230	232,006
Michigan St. Hosp. Fin. Auth. Rev., Corewell Hlth., Series B-2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	335	379,063
Wayne County Arpt Auth. Rev., Detroit Metropolitan Wayne, Series B, AMT	5.000	12/01/34	300	334,571
				945,640
New Hampshire 10.6%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150(cc)	10/20/40	905	898,193
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	400	400,058
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.217(cc)	11/20/42	997	976,330
Silverado Proj., 144A	5.000	12/01/28	250	250,149
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.167(cc)	01/20/41	994	981,181
				3,505,911
New Jersey 2.1%
New Jersey Higher Ed. Student Assistance Auth. Rev., Sr. Series 1A, Rfdg., AMT	5.000	12/01/32	190	205,103
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/29	480	505,364
				710,467
New York 4.0%
New York City Hsg. Dev. Corp. Rev., 8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	250	256,581
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 2, Rfdg.	2.625	09/15/69	105	97,375
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,050	976,083
				1,330,039

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 3.0%
Oklahoma Tpke. Auth. Rev., Series A	5.000%	01/01/42	1,000	$1,001,768
Oregon 2.0%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/37	650	657,940
Pennsylvania 3.1%
Pennsylvania Econ. Dev. Fing. Auth. Rev., Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	500	500,708
Pennsylvania Higher Ed. Assistance Agcy. Rev., Sr. Series 1-A, AMT	5.000	06/01/34	200	215,320
Pennsylvania Higher Edu. Assistance Agcy. Rev., Sr. Series 1A, AMT	5.000	06/01/32	295	314,614
				1,030,642
Puerto Rico 1.1%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	4.000	07/01/40	400	376,429
Texas 3.8%
City of Houston Arpt. Sys. Rev., United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT(hh)	5.250	07/15/28	310	320,655
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Cardinal Bay Inc., Vlg. on the Park Carriage Inn Proj., Series A-1	4.000	07/01/26	180	173,058
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	430	418,305

Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Ascension Sr. Credit Grp., Series C-2, Rfdg. (Mandatory put date 11/15/35)(hh)	5.000(cc)	11/15/51	300	341,092
				1,253,110
Utah 3.1%
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	1,000	1,043,191
Washington 0.5%
Washington St. Hsg. Fin. Commn. Rev., Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.(hh)	4.375	01/01/33	165	161,814
Wisconsin 18.7%
Pub. Fin. Auth. Rev.,
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	1,000	1,122,494
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	1,000	1,033,467
Ku Campus Dev. Corp. Proj.	5.000	03/01/46	1,000	1,001,258
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	300	312,702
Rans Elevon Proj., 144A	5.000	07/15/30	470	473,379
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	500	501,116
Signorelli Proj., 144A	5.375	12/15/32	774	768,721
The Meadows Proj., 144A	5.750	12/15/33	1,000	1,001,377
				6,214,514

Total Municipal Bonds (cost $30,172,689)				30,412,454

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 3.1%
iShares National Muni Bond ETF (cost $1,015,292)	9,670	$1,038,848

Total Long-Term Investments (cost $31,187,981)		31,451,302

Short-Term Investments 6.9%
Affiliated Mutual Fund 6.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $2,189,486)(wb)	2,189,486	2,189,486

	Interest Rate	Maturity Date	Principal Amount (000)#
Municipal Bond 0.3%
Texas
New Hope Cultural Ed. Facs. Fin. Corp. Rev., Brazos Presbyterian Homes Proj.,Rfdg. (cost $110,094)	5.000%	01/01/26	110	110,141

Total Short-Term Investments (cost $2,299,580)				2,299,627

TOTAL INVESTMENTS 101.6% (cost $33,487,561)				33,750,929
Liabilities in excess of other assets(z) (1.6)%				(532,852)

Net Assets 100.0%				$33,218,077

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
GO—General Obligation
RANS—Revenue Anticipation Notes
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
1	20 Year U.S. Treasury Bonds	Mar. 2026	$117,438	$(916)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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